Changes in significant accounting policies	12 Months Ended
Dec. 31, 2022
Changes in significant accounting policies
Changes in significant accounting policies

4.    Changes in significant accounting policies

Changes applicable from January 1, 2022

The following new amendments are effective from January 1, 2022, but they do not have an effect on the Group’s consolidated financial statements:

“COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)”

“Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)”

“Annual Improvements to IFRS Standards 2018-2020”

“Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)”

“Reference to the Conceptual Framework (Amendments to IFRS 3)”

Changes applicable from January 1, 2021

The following new amendments are effective from January 1, 2021 but they do not have an effect on the Group’s financial statements:

“COVID-19-Related Rent Concessions” - Amendment to IFRS 16;

“Interest Rate Benchmark Reform - Phase 2” - Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16.